Columbia Government Money Market Fund | Class A, B, C, R and R5 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Government Money Market Fund (Class R, R5, A, B and C Shares) Columbia Government Money Market Fund Class A, B, C, R and R5 Shares	Class A, Columbia Government Money Market Fund	Class B, Columbia Government Money Market Fund	Class C, Columbia Government Money Market Fund	Class R, Columbia Government Money Market Fund	Class R5, Columbia Government Money Market Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses - Columbia Government Money Market Fund (Class R, R5, A, B And C Shares) Columbia Government Money Market Fund		Class A, B, C, R and R5 Shares	Class A, B, C, R and R5 Shares Class A, Columbia Government Money Market Fund	Class A, B, C, R and R5 Shares Class B, Columbia Government Money Market Fund	Class A, B, C, R and R5 Shares Class C, Columbia Government Money Market Fund	Class A, B, C, R and R5 Shares Class R, Columbia Government Money Market Fund	Class A, B, C, R and R5 Shares Class R5, Columbia Government Money Market Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class R	Class R5
Management fees			0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	0.50%	none
Other expenses			0.39%	0.39%	0.39%	0.39%	0.32%
Total annual fund operating expenses			0.97%	1.72%	1.72%	1.22%	0.65%
Less: Fee waiver/expense reimbursement	[2]		(0.31%)	(0.41%)	(0.41%)	(0.41%)	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.66%	1.31%	1.31%	0.81%	0.52%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.66% for Class A, 1.31% for Class B, 1.31% for Class C, 0.81% for Class R and 0.52% for Class R5.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Government Money Market Fund (Class R, R5, A, B And C Shares) Columbia Government Money Market Fund Class A, B, C, R and R5 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A, Columbia Government Money Market Fund	Class A (whether or not shares are redeemed)	67	278	507	1,166
Class B, Columbia Government Money Market Fund	Class B (if shares are redeemed)	633	802	1,096	1,801
Class C, Columbia Government Money Market Fund	Class C (if shares are redeemed)	233	502	896	2,001
Class R, Columbia Government Money Market Fund	Class R (whether or not shares are redeemed)	83	347	632	1,446
Class R5, Columbia Government Money Market Fund	Class R5 (whether or not shares are redeemed)	53	195	350	802

Expense Example, No Redemption - Columbia Government Money Market Fund (Class R, R5, A, B And C Shares) Columbia Government Money Market Fund Class A, B, C, R and R5 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B, Columbia Government Money Market Fund	Class B (if shares are not redeemed)	133	502	896	1,801
Class C, Columbia Government Money Market Fund	Class C (if shares are not redeemed)	133	502	896	2,001

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk.

Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk.

Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Interest Rate Risk.

A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Repurchase Agreements.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of Fund performance during the periods shown. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS

During the periods shown:

• Highest return for a calendar quarter was +1.24% (quarter ended March 31, 2001).

• Lowest return for a calendar quarter was +0.001% (quarters ended June 30, 2009; Sept. 30, 2009; March 31, 2010; June 30, 2010; and Sept. 30, 2010).

Average Annual Total Returns (after applicable sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Government Money Market Fund (Class R, R5, A, B And C Shares) Columbia Government Money Market Fund Class A, B, C, R and R5 Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A, Columbia Government Money Market Fund	Columbia Government Money Market Fund:	Class A	0.01%	1.82%	1.58%
Class B, Columbia Government Money Market Fund	Columbia Government Money Market Fund:	Class B	(4.99%)	0.85%	0.97%
Class C, Columbia Government Money Market Fund	Columbia Government Money Market Fund:	Class C	(0.99%)	1.23%	0.96%
Class R, Columbia Government Money Market Fund	Columbia Government Money Market Fund:	Class R	0.01%	1.68%		1.38%	Apr 30, 2003
Class R5, Columbia Government Money Market Fund	Columbia Government Money Market Fund:	Class R5	0.01%	1.99%		1.60%	Nov 30, 2001

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Government Money Market Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Government Money Market Fund (Class Z Shares)	Columbia Government Money Market Fund Class Z Shares Class Z, Columbia Government Money Market Fund
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Government Money Market Fund (Class Z Shares) Columbia Government Money Market Fund		Class Z Shares	Class Z Shares Class Z, Columbia Government Money Market Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.33%
Distribution and/or service (12b-1) fees			none
Other expenses			0.39%
Total annual fund operating expenses			0.72%
Less: Fee waiver/expense reimbursement	[2]		(0.16%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.56%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.56% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Government Money Market Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Government Money Market Fund Class Z Shares Class Z, Columbia Government Money Market Fund	Class Z	57	214	386	883

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service (Moody’s) or Standard & Poor's Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund's yield will vary and there is no guarantee of positive net yield.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

PAST PERFORMANCE
Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), the variability of Fund performance during the periods shown. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Class A Annual Total Returns

[1]	The returns shown are for Class A. Class Z shares would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

During the periods shown

• Highest return for a calendar quarter was +1.24% (quarter ended March 31, 2001)

• Lowest return for a calendar quarter was +0.001% (quarters ended June 30, 2009; Sept. 30, 2009; March 31, 2010; June 30, 2010; and Sept. 30, 2010).

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Government Money Market Fund (Class Z Shares)	Column		Label	1 year	5 years	10 years
Columbia Government Money Market Fund Class Z Shares Class A, Columbia Government Money Market Fund	Class A	[1]	Columbia Government Money Market Fund:	0.01%	1.82%	1.58%
[1]	The returns shown are for Class A. Class Z shares would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares
Summary of Columbia Select Large-Cap Value Fund
INVESTMENT OBJECTIVE
Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Select Large-Cap Value Fund (Class A, B C, I, R, R4, R5 and W Shares Columbia Select Large-Cap Value Fund Class A, B, C, I, R, R4, R5 and W Shares	Class A, Columbia Select Large-Cap Value Fund	Class B, Columbia Select Large-Cap Value Fund	Class C, Columbia Select Large-Cap Value Fund	Class I, Columbia Select Large-Cap Value Fund	Class R, Columbia Select Large-Cap Value Fund	Class R4, Columbia Select Large-Cap Value Fund	Class R5, Columbia Select Large-Cap Value Fund	Class W, Columbia Select Large-Cap Value Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Select Large-Cap Value Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Select Large-Cap Value Fund Class A, B, C, I, R, R4, R5 and W Shares		Class A, Columbia Select Large-Cap Value Fund	Class B, Columbia Select Large-Cap Value Fund	Class C, Columbia Select Large-Cap Value Fund	Class I, Columbia Select Large-Cap Value Fund	Class R, Columbia Select Large-Cap Value Fund	Class R4, Columbia Select Large-Cap Value Fund	Class R5, Columbia Select Large-Cap Value Fund	Class W, Columbia Select Large-Cap Value Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Management fees	[1]	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%
Other expenses	[1]	0.34%	0.34%	0.34%	0.16%	0.34%	0.45%	0.20%	0.34%
Total annual fund operating expenses		1.30%	2.05%	2.05%	0.87%	1.55%	1.16%	0.91%	1.30%
Less: Fee waiver/expense reimbursement	[2]	(0.04%)	(0.04%)	(0.04%)	none	(0.04%)	none	none	(0.04%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.26%	2.01%	2.01%	0.87%	1.51%	1.16%	0.91%	1.26%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 0.87% for Class I, 1.51% for Class R, 1.17% for Class R4, 0.92% for Class R5 and 1.26% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Select Large-Cap Value Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Select Large-Cap Value Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A, Columbia Select Large-Cap Value Fund	Class A (whether or not shares are redeemed)	696	960	1,244	2,054
Class B, Columbia Select Large-Cap Value Fund	Class B (if shares are redeemed)	704	939	1,301	2,188
Class C, Columbia Select Large-Cap Value Fund	Class C (if shares are redeemed)	304	639	1,101	2,381
Class I, Columbia Select Large-Cap Value Fund	Class I (whether or not shares are redeemed)	89	278	483	1,077
Class R, Columbia Select Large-Cap Value Fund	Class R (whether or not shares are redeemed)	154	486	842	1,847
Class R4, Columbia Select Large-Cap Value Fund	Class R4 (whether or not shares are redeemed)	118	369	639	1,414
Class R5, Columbia Select Large-Cap Value Fund	Class R5 (whether or not shares are redeemed)	93	290	505	1,124
Class W, Columbia Select Large-Cap Value Fund	Class W (whether or not shares are redeemed)	128	408	710	1,569

Expense Example, No Redemption - Columbia Select Large-Cap Value Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Select Large-Cap Value Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B, Columbia Select Large-Cap Value Fund	Class B (if shares are not redeemed)	204	639	1,101	2,188
Class C, Columbia Select Large-Cap Value Fund	Class C (if shares are not redeemed)	204	639	1,101	2,381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ( $4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class W shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this class is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +23.02% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -25.24% (quarter ended Sept. 30, 2002).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Select Large-Cap Value Fund (Class A, B, C, I, R, R4, R5 and W Shares) Class A, B, C, I, R, R4, R5 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia Select Large-Cap Value Fund before taxes Class A, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class A - before taxes		13.30%	2.01%	1.80%
Columbia Select Large-Cap Value Fund before taxes Class B, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class B - before taxes		14.30%	2.08%	1.63%
Columbia Select Large-Cap Value Fund before taxes Class C, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class C - before taxes		18.37%	2.49%	1.64%
Columbia Select Large-Cap Value Fund before taxes Class I, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class I - before taxes		20.80%			21.06%	Aug 3, 2009
Columbia Select Large-Cap Value Fund before taxes Class R, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class R - before taxes		19.91%	2.93%		8.86%	Apr 30, 2003
Columbia Select Large-Cap Value Fund before taxes Class R4, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class R4 - before taxes		20.50%			20.76%	Aug 3, 2009
Columbia Select Large-Cap Value Fund before taxes Class R5, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class R5 - before taxes		20.73%	3.78%		4.52%	Nov 30, 2001
Columbia Select Large-Cap Value Fund after taxes on distributions Class A, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class A - after taxes on distributions		13.19%	1.91%	1.65%
Columbia Select Large-Cap Value Fund after taxes on distributions and redemption of fund shares Class A, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	Class A - after taxes on distributions and redemption of fund shares		8.79%	1.66%	1.45%
Russell 1000 Value Index		Russell 1000 Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Russell 1000 Value Index Since Inception-2009-08-03							19.86%	Aug 3, 2009
Russell 1000 Value Index Since Inception-2003-04-30							6.91%	Apr 30, 2003
Russell 1000 Value Index Since Inception-2001-11-30							4.52%	Nov 30, 2001
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
S&P 500 Index Since Inception-2009-08-03							19.89%	Aug 3, 2009
S&P 500 Index Since Inception-2003-04-30							6.31%	Apr 30, 2003
S&P 500 Index Since Inception-2001-11-30							3.08%	Nov 30, 2001
Lipper Large-Cap Value Funds Index		Lipper Large-Cap Value Funds Index	(reflects no deduction for fees or taxes)	13.02%	1.52%	1.89%
Lipper Large-Cap Value Funds Index Since Inception-2009-08-03							17.54%	Aug 3, 2009
Lipper Large-Cap Value Funds Index Since Inception-2003-04-30							6.26%	Apr 30, 2003
Lipper Large-Cap Value Funds Index Since Inception-2001-11-30							3.27%	Nov 30, 2001

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares
Summary of Columbia Select Smaller-Cap Value Fund
INVESTMENT OBJECTIVE
Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Select Smaller-Cap Value Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Select Smaller-Cap Value Fund Class A, B, C, I, R, R4 and R5 Shares	Class A, Columbia Select Smaller-Cap Value Fund	Class B, Columbia Select Smaller-Cap Value Fund	Class C, Columbia Select Smaller-Cap Value Fund	Class I, Columbia Select Smaller-Cap Value Fund	Class R, Columbia Select Smaller-Cap Value Fund	Class R4, Columbia Select Smaller-Cap Value Fund	Class R5, Columbia Select Smaller-Cap Value Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Select Smaller-Cap Value Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Select Smaller-Cap Value Fund Class A, B, C, I, R, R4 and R5 Shares		Class A, Columbia Select Smaller-Cap Value Fund	Class B, Columbia Select Smaller-Cap Value Fund	Class C, Columbia Select Smaller-Cap Value Fund	Class I, Columbia Select Smaller-Cap Value Fund	Class R, Columbia Select Smaller-Cap Value Fund	Class R4, Columbia Select Smaller-Cap Value Fund	Class R5, Columbia Select Smaller-Cap Value Fund
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5
Management fees	[1]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none
Other expenses	[1]	0.44%	0.44%	0.44%	0.15%	0.44%	0.44%	0.19%
Total annual fund operating expenses		1.48%	2.23%	2.23%	0.94%	1.73%	1.23%	0.98%
Less: Fee waiver/expense reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	none	(0.03%)	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.45%	2.20%	2.20%	0.94%	1.70%	1.23%	0.98%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.00% for Class I, 1.70% for Class R, 1.30% for Class R4 and 1.05% for Class R5.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Select Smaller-Cap Value Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Select Smaller-Cap Value Fund Class A, B, C, I, R, R4 and R5 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A, Columbia Select Smaller-Cap Value Fund	Class A (whether or not shares are redeemed)	714	1,014	1,335	2,244
Class B, Columbia Select Smaller-Cap Value Fund	Class B (if shares are redeemed)	723	995	1,393	2,377
Class C, Columbia Select Smaller-Cap Value Fund	Class C (if shares are redeemed)	323	695	1,193	2,567
Class I, Columbia Select Smaller-Cap Value Fund	Class I (whether or not shares are redeemed)	96	300	521	1,159
Class R, Columbia Select Smaller-Cap Value Fund	Class R (whether or not shares are redeemed)	173	542	937	2,044
Class R4, Columbia Select Smaller-Cap Value Fund	Class R4 (whether or not shares are redeemed)	125	391	677	1,494
Class R5, Columbia Select Smaller-Cap Value Fund	Class R5 (whether or not shares are redeemed)	100	312	543	1,206

Expense Example, No Redemption - Columbia Select Smaller-Cap Value Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Select Smaller-Cap Value Fund Class A, B, C, I, R, R4 and R5 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B, Columbia Select Smaller-Cap Value Fund	Class B (if shares are not redeemed)	223	695	1,193	2,377
Class C, Columbia Select Smaller-Cap Value Fund	Class C (if shares are not redeemed)	223	695	1,193	2,567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ( $3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund's Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +29.74% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.71% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Select Smaller-Cap Value Fund (Class A, B, C, I, R, R4 and R5 Shares) Class A, B, C, I, R, R4 and R5 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Columbia Select Smaller-Cap Value Fund before taxes Class A, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class A - before taxes		19.54%	4.34%	7.52%
Columbia Select Smaller-Cap Value Fund before taxes Class B, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class B - before taxes		20.92%	4.50%	7.35%
Columbia Select Smaller-Cap Value Fund before taxes Class C, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class C - before taxes		24.87%	4.83%	7.36%
Columbia Select Smaller-Cap Value Fund before taxes Class I, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class I - before taxes		27.49%			29.18%	Aug 3, 2009
Columbia Select Smaller-Cap Value Fund before taxes Class R, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class R - before taxes		26.48%	5.31%		10.12%	Apr 30, 2003
Columbia Select Smaller-Cap Value Fund before taxes Class R4, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class R4 - before taxes		26.99%			28.75%	Aug 3, 2009
Columbia Select Smaller-Cap Value Fund before taxes Class R5, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class R5 - before taxes		27.42%	6.20%		8.65%	Nov 30, 2001
Columbia Select Smaller-Cap Value Fund after taxes on distributions Class A, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class A - after taxes on distributions		19.54%	3.44%	6.97%
Columbia Select Smaller-Cap Value Fund after taxes on distributions and redemption of fund shares Class A, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	Class A - after taxes on distributions and redemption of fund shares		12.70%	3.60%	6.56%
Russell 2000 Value Index		Russell 2000 Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%
Russell 2000 Value Index Since Inception-2009-08-03							26.34%	Aug 3, 2009
Russell 2000 Value Index Since Inception-2003-04-30							10.41%	Apr 30, 2003
Russell 2000 Value Index Since Inception-2001-11-30							8.44%	Nov 30, 2001
Lipper Small-Cap Core Funds Index		Lipper Small-Cap Core Funds Index	(reflects no deduction for fees or taxes)	25.71%	4.76%	6.95%
Lipper Small-Cap Core Funds Index Since Inception-2009-08-03							27.60%	Aug 3, 2009
Lipper Small-Cap Core Funds Index Since Inception-2003-04-30							10.86%	Apr 30, 2003
Lipper Small-Cap Core Funds Index Since Inception-2001-11-30							7.67%	Nov 30, 2001
Lipper Small-Cap Value Funds Index		Lipper Small-Cap Value Funds Index	(reflects no deduction for fees or taxes)	25.74%	4.66%	9.60%
Lipper Small-Cap Value Funds Index Since Inception-2009-08-03							28.01%	Aug 3, 2009
Lipper Small-Cap Value Funds Index Since Inception-2003-04-30							11.72%	Apr 30, 2003
Lipper Small-Cap Value Funds Index Since Inception-2001-11-30							9.45%	Nov 30, 2001

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Select Large-Cap Value Fund | Class Z Shares
Summary of Columbia Select Large-Cap Value Fund
INVESTMENT OBJECTIVE
Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Select Large-Cap Value Fund (Class Z Shares)	Columbia Select Large-Cap Value Fund Class Z Shares Class Z, Columbia Select Large-Cap Value Fund
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Select Large-Cap Value Fund (Class Z Shares)		Columbia Select Large-Cap Value Fund Class Z Shares Class Z, Columbia Select Large-Cap Value Fund
Operating Expenses Column [Text]		Class Z
Management fees	[1]	0.71%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.34%
Total annual fund operating expenses		1.05%
Less: Fee waiver/expense reimbursement	[2]	(0.04%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.01%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.01% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Select Large-Cap Value Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Select Large-Cap Value Fund Class Z Shares Class Z, Columbia Select Large-Cap Value Fund	Class Z	103	330	576	1,284

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ( $4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

During the periods shown: • Highest return for a calendar quarter was +23.02% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -25.24% (quarter ended Sept. 30, 2002).
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Select Large-Cap Value Fund (Class Z Shares) Class Z Shares	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Columbia Select Large-Cap Value Fund before taxes Class A, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	[1]	Class A - before taxes		20.21%	3.22%	2.40%
Columbia Select Large-Cap Value Fund after taxes on distributions Class A, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	[1]	Class A - after taxes on distributions		20.09%	3.12%	2.25%
Columbia Select Large-Cap Value Fund after taxes on distributions and redemption of fund shares Class A, Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund:	[1]	Class A - after taxes on distributions and redemption of fund shares		13.29%	2.71%	1.97%
Russell 1000 Value Index			Russell 1000 Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
S&P 500 Index			S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Lipper Large-Cap Value Funds Index			Lipper Large-Cap Value Funds Index	(reflects no deduction for fees or taxes)	13.02%	1.52%	1.89%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Select Smaller-Cap Value Fund | Class Z Shares
Summary of Columbia Select Smaller-Cap Value Fund
INVESTMENT OBJECTIVE
Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Select Smaller-Cap Value Fund (Class Z Shares)	Columbia Select Smaller-Cap Value Fund Class Z Shares Class Z, Columbia Select Smaller-Cap Value Fund
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Select Smaller-Cap Value Fund (Class Z Shares)		Columbia Select Smaller-Cap Value Fund Class Z Shares Class Z, Columbia Select Smaller-Cap Value Fund
Operating Expenses Column [Text]		Class Z
Management fees	[1]	0.79%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.44%
Total annual fund operating expenses		1.23%
Less: Fee waiver/expense reimbursement	[2]	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.20%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.20% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Select Smaller Cap Value Fund (Class Z Shares) } (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Select Smaller-Cap Value Fund Class Z Shares Class Z, Columbia Select Smaller-Cap Value Fund	Class Z	122	388	674	1,491

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ( $3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

During the periods shown: • Highest return for a calendar quarter was +29.74% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.71% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Select Smaller Cap Value Fund (Class Z Shares) Class Z Shares	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Columbia Select Smaller-Cap Value Fund before taxes Class A, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	[1]	Class A - before taxes		26.85%	5.59%	8.16%
Columbia Select Smaller-Cap Value Fund after taxes on distributions Class A, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	[1]	Class A - after taxes on distributions		26.85%	4.67%	7.60%
Columbia Select Smaller-Cap Value Fund after taxes on distributions and redemption of fund shares Class A, Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund:	[1]	Class A - after taxes on distributions and redemption of fund shares		17.45%	4.68%	7.15%
Russell 2000 Value Index			Russell 2000 Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%
Lipper Small-Cap Core Funds Index			Lipper Small-Cap Core Funds Index	(reflects no deduction for fees or taxes)	25.71%	4.76%	6.95%
Lipper Small-Cap Value Funds Index			Lipper Small-Cap Value Funds Index	(reflects no deduction for fees or taxes)	25.74%	4.66%	9.60%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Seligman Communications & Information Fund (Class A,B,C,I,R,R3,R4,R5 Shares) Columbia Seligman Communications & Information Fund Class A, B, C, I, R, R3, R4 and R5 Shares	Class A, Columbia Seligman Communications and Information Fund	Class B, Columbia Seligman Communications and Information Fund	Class C, Columbia Seligman Communications and Information Fund	Class I, Columbia Seligman Communications and Information Fund	Class R, Columbia Seligman Communications and Information Fund	Class R3, Columbia Seligman Communications and Information Fund	Class R4, Columbia Seligman Communications and Information Fund	Class R5, Columbia Seligman Communications and Information Fund
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses - Columbia Seligman Communications & Information Fund (Class A,B,C,I,R,R3,R4,R5 Shares) Columbia Seligman Communications & Information Fund		Class A, B, C, I, R, R3, R4 and R5 Shares	Class A, B, C, I, R, R3, R4 and R5 Shares Class A, Columbia Seligman Communications and Information Fund	Class A, B, C, I, R, R3, R4 and R5 Shares Class B, Columbia Seligman Communications and Information Fund	Class A, B, C, I, R, R3, R4 and R5 Shares Class C, Columbia Seligman Communications and Information Fund	Class A, B, C, I, R, R3, R4 and R5 Shares Class I, Columbia Seligman Communications and Information Fund	Class A, B, C, I, R, R3, R4 and R5 Shares Class R, Columbia Seligman Communications and Information Fund	Class A, B, C, I, R, R3, R4 and R5 Shares Class R3, Columbia Seligman Communications and Information Fund	Class A, B, C, I, R, R3, R4 and R5 Shares Class R4, Columbia Seligman Communications and Information Fund	Class A, B, C, I, R, R3, R4 and R5 Shares Class R5, Columbia Seligman Communications and Information Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5
Management fees			0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other expenses			0.26%	0.26%	0.26%	0.10%	0.26%	0.39%	0.39%	0.14%
Total annual fund operating expenses			1.36%	2.11%	2.11%	0.95%	1.61%	1.49%	1.24%	0.99%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Seligman Communications & Information Fund (Class A,B,C,I,R,R3,R4,R5 Shares) Columbia Seligman Communications & Information Fund Class A, B, C, I, R, R3, R4 and R5 Shares (USD  $)
	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A, Columbia Seligman Communications and Information Fund	Class A (whether or not shares are redeemed)	706	981	1,278	2,121
Class B, Columbia Seligman Communications and Information Fund	Class B (if shares are redeemed)	714	961	1,335	2,254
Class C, Columbia Seligman Communications and Information Fund	Class C (if shares are redeemed)	314	661	1,135	2,446
Class I, Columbia Seligman Communications and Information Fund	Class I (whether or not shares are redeemed)	97	303	526	1,171
Class R, Columbia Seligman Communications and Information Fund	Class R (whether or not shares are redeemed)	164	508	877	1,916
Class R3, Columbia Seligman Communications and Information Fund	Class R3 (whether or not shares are redeemed)	152	471	814	1,785
Class R4, Columbia Seligman Communications and Information Fund	Class R4 (whether or not shares are redeemed)	126	394	682	1,505
Class R5, Columbia Seligman Communications and Information Fund	Class R5 (whether or not shares are redeemed)	101	316	548	1,218

Expense Example, No Redemption - Columbia Seligman Communications & Information Fund (Class A,B,C,I,R,R3,R4,R5 Shares) Columbia Seligman Communications & Information Fund Class A, B, C, I, R, R3, R4 and R5 Shares (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B, Columbia Seligman Communications and Information Fund	Class B (if shares are not redeemed)	214	661	1,135	2,254
Class C, Columbia Seligman Communications and Information Fund	Class C (if shares are not redeemed)	214	661	1,135	2,446

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +33.97% (quarter ended Dec. 31, 2001). • Lowest return for a calendar quarter was –30.96% (quarter ended Sept. 30, 2001).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Seligman Communications & Information Fund (Class A,B,C,I,R,R3,R4,R5 Shares) Class A, B, C, I, R, R3, R4 and R5 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Columbia Seligman Communications & Information Fund before taxes Class A, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class A - before taxes		8.65%	9.08%	5.50%
Columbia Seligman Communications & Information Fund before taxes Class B, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class B - before taxes		9.40%	9.27%	5.32%
Columbia Seligman Communications & Information Fund before taxes Class C, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class C - before taxes		13.43%	9.56%	5.33%
Columbia Seligman Communications & Information Fund before taxes Class I, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class I - before taxes		15.71%			23.94%	Aug 3, 2009
Columbia Seligman Communications & Information Fund before taxes Class R, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class R - before taxes		14.86%	10.06%		12.86%	Apr 30, 2003
Columbia Seligman Communications & Information Fund before taxes Class R3, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class R3 - before taxes		15.11%			23.27%	Aug 3, 2009
Columbia Seligman Communications & Information Fund before taxes Class R4, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class R4 - before taxes		15.36%			23.56%	Aug 3, 2009
Columbia Seligman Communications & Information Fund before taxes Class R5, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class R5 - before taxes		15.69%	10.86%		7.37%	Nov 30, 2001
Columbia Seligman Communications & Information Fund after taxes on distributions Class A, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class A - after taxes on distributions		8.65%	9.08%	5.45%
Columbia Seligman Communications & Information Fund after taxes on distributions and redemption of fund shares Class A, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	Class A - after taxes on distributions and redemption of fund shares		5.62%	7.90%	4.79%
S&P North American Technology Sector Index		S&P North American Technology Sector Index	reflects no deduction for fees, expenses or taxes)	12.65%	5.83%	(0.86%)
S&P North American Technology Sector Index Since Inception-2009-08-03							21.49%	Aug 3, 2009
S&P North American Technology Sector Index Since Inception-2003-04-30							9.14%	Apr 30, 2003
S&P North American Technology Sector Index Since Inception-2001-11-30							2.59%	Nov 30, 2001
Lipper Science & Technology Funds Index		Lipper Science & Technology Funds Index	(reflects no deduction for fees or taxes)	17.85%	5.33%	(1.92%)
Lipper Science & Technology Funds Index Since Inception-2009-08-03							24.53%	Aug 3, 2009
Lipper Science & Technology Funds Index Since Inception-2003-04-30							9.27%	Apr 30, 2003
Lipper Science & Technology Funds Index Since Inception-2001-11-30							2.64%	Nov 30, 2001

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Seligman Communications and Information Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Seligman Communications & Information Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Seligman Communications & Information Fund (Class Z Shares)	Columbia Seligman Communications & Information Fund Class Z Shares Class Z, Columbia Seligman Communications and Information Fund
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Seligman Communications & Information Fund (Class Z Shares) Columbia Seligman Communications & Information Fund		Class Z Shares	Class Z Shares Class Z, Columbia Seligman Communications and Information Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.85%
Distribution and/or service (12b-1) fees			none
Other expenses			0.26%
Total annual fund operating expenses			1.11%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Seligman Communications & Information Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Seligman Communications & Information Fund Class Z Shares Class Z, Columbia Seligman Communications and Information Fund	Class Z	113	353	612	1,356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund may be susceptible to factors affecting these industries and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Class A Annual Total Returns (without sales charge)

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

During the periods shown • Highest return for a calendar quarter was +33.97% (quarter ended Dec. 31, 2001). • Lowest return for a calendar quarter was –30.96 (quarter ended Sept. 30, 2001).
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Seligman Communications & Information Fund (Class Z Shares) Class Z Shares	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Columbia Seligman Communications & Information Fund before taxes Class A, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	[1]	Class A - before taxes		15.29%	10.38%	6.12%
Columbia Seligman Communications & Information Fund after taxes on distributions Class A, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	[1]	Class A - after taxes on distributions		15.29%	10.38%	6.07%
Columbia Seligman Communications & Information Fund after taxes on distributions and redemption of fund shares Class A, Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund:	[1]	Class A - after taxes on distributions and redemption of fund shares		9.94%	9.06%	5.36%
S&P North American Technology Sector Index			S&P North American Technology Sector Index	(reflects no deduction for fees, expenses or taxes)	12.65%	5.83%	(0.86%)
Lipper Science & Technology Funds Index			Lipper Science & Technology Funds Index	(reflects no deduction for fees or taxes)	17.85%	5.33%	(1.92%)
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Prospectus Date	rr_ProspectusDate	Mar 7, 2011
Columbia Government Money Market Fund | Class A, B, C, R and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk.

Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk.

Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Interest Rate Risk.

A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Repurchase Agreements.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of Fund performance during the periods shown. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of Fund performance during the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +1.24% (quarter ended March 31, 2001).

• Lowest return for a calendar quarter was +0.001% (quarters ended June 30, 2009; Sept. 30, 2009; March 31, 2010; June 30, 2010; and Sept. 30, 2010).

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Government Money Market Fund | Class A, B, C, R and R5 Shares | Class A, Columbia Government Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.66%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	507
10 years	rr_ExpenseExampleYear10	1,166
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.21%
2002	rr_AnnualReturn2002	0.74%
2003	rr_AnnualReturn2003	0.19%
2004	rr_AnnualReturn2004	0.43%
2005	rr_AnnualReturn2005	2.20%
2006	rr_AnnualReturn2006	3.95%
2007	rr_AnnualReturn2007	4.09%
2008	rr_AnnualReturn2008	1.12%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class A
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.82%
10 years	rr_AverageAnnualReturnYear10	1.58%
Columbia Government Money Market Fund | Class A, B, C, R and R5 Shares | Class B, Columbia Government Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.31%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	633
3 years	rr_ExpenseExampleYear03	802
5 years	rr_ExpenseExampleYear05	1,096
10 years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	502
5 years	rr_ExpenseExampleNoRedemptionYear05	896
10 years	rr_ExpenseExampleNoRedemptionYear10	1,801
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class B
1 year	rr_AverageAnnualReturnYear01	(4.99%)
5 years	rr_AverageAnnualReturnYear05	0.85%
10 years	rr_AverageAnnualReturnYear10	0.97%
Columbia Government Money Market Fund | Class A, B, C, R and R5 Shares | Class C, Columbia Government Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.31%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	233
3 years	rr_ExpenseExampleYear03	502
5 years	rr_ExpenseExampleYear05	896
10 years	rr_ExpenseExampleYear10	2,001
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	502
5 years	rr_ExpenseExampleNoRedemptionYear05	896
10 years	rr_ExpenseExampleNoRedemptionYear10	2,001
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class C
1 year	rr_AverageAnnualReturnYear01	(0.99%)
5 years	rr_AverageAnnualReturnYear05	1.23%
10 years	rr_AverageAnnualReturnYear10	0.96%
Columbia Government Money Market Fund | Class A, B, C, R and R5 Shares | Class R, Columbia Government Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.81%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	632
10 years	rr_ExpenseExampleYear10	1,446
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class R
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.68%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Government Money Market Fund | Class A, B, C, R and R5 Shares | Class R5, Columbia Government Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.52%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	350
10 years	rr_ExpenseExampleYear10	802
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class R5
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.99%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Columbia Government Money Market Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service (Moody’s) or Standard & Poor's Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund's yield will vary and there is no guarantee of positive net yield.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), the variability of Fund performance during the periods shown. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), the variability of Fund performance during the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown

• Highest return for a calendar quarter was +1.24% (quarter ended March 31, 2001)

• Lowest return for a calendar quarter was +0.001% (quarters ended June 30, 2009; Sept. 30, 2009; March 31, 2010; June 30, 2010; and Sept. 30, 2010).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Government Money Market Fund | Class Z Shares | Class A, Columbia Government Money Market Fund
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.21%	[3]
2002	rr_AnnualReturn2002	0.74%	[3]
2003	rr_AnnualReturn2003	0.19%	[3]
2004	rr_AnnualReturn2004	0.43%	[3]
2005	rr_AnnualReturn2005	2.20%	[3]
2006	rr_AnnualReturn2006	3.95%	[3]
2007	rr_AnnualReturn2007	4.09%	[3]
2008	rr_AnnualReturn2008	1.12%	[3]
2009	rr_AnnualReturn2009	0.03%	[3]
2010	rr_AnnualReturn2010	0.01%	[3]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A	[3]
Label	rr_AverageAnnualReturnLabel	Columbia Government Money Market Fund:
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.82%
10 years	rr_AverageAnnualReturnYear10	1.58%
Columbia Government Money Market Fund | Class Z Shares | Class Z, Columbia Government Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.56%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	386
10 years	rr_ExpenseExampleYear10	883
Columbia Select Large-Cap Value Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Select Large-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ( $4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +23.02% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -25.24% (quarter ended Sept. 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Select Large-Cap Value Fund | Class Z Shares | Class A, Columbia Select Large-Cap Value Fund
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.85%)	[5]
2002	rr_AnnualReturn2002	(30.85%)	[5]
2003	rr_AnnualReturn2003	36.29%	[5]
2004	rr_AnnualReturn2004	15.69%	[5]
2005	rr_AnnualReturn2005	10.08%	[5]
2006	rr_AnnualReturn2006	12.92%	[5]
2007	rr_AnnualReturn2007	9.03%	[5]
2008	rr_AnnualReturn2008	(37.20%)	[5]
2009	rr_AnnualReturn2009	26.07%	[5]
2010	rr_AnnualReturn2010	20.21%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.24%)
Columbia Select Large-Cap Value Fund | Class Z Shares | Class Z, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.01%	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	330
5 years	rr_ExpenseExampleYear05	576
10 years	rr_ExpenseExampleYear10	1,284
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Select Large-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expenses Breakpoint Discounts	rst1352280_ExpensesBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ( $4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class W shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this class is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class W shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this class is not shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +23.02% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -25.24% (quarter ended Sept. 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class A, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.26%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	696
3 years	rr_ExpenseExampleYear03	960
5 years	rr_ExpenseExampleYear05	1,244
10 years	rr_ExpenseExampleYear10	2,054
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.85%)
2002	rr_AnnualReturn2002	(30.85%)
2003	rr_AnnualReturn2003	36.29%
2004	rr_AnnualReturn2004	15.69%
2005	rr_AnnualReturn2005	10.08%
2006	rr_AnnualReturn2006	12.92%
2007	rr_AnnualReturn2007	9.03%
2008	rr_AnnualReturn2008	(37.20%)
2009	rr_AnnualReturn2009	26.07%
2010	rr_AnnualReturn2010	20.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.24%)
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class B, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.01%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	704
3 years	rr_ExpenseExampleYear03	939
5 years	rr_ExpenseExampleYear05	1,301
10 years	rr_ExpenseExampleYear10	2,188
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	204
3 years	rr_ExpenseExampleNoRedemptionYear03	639
5 years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 years	rr_ExpenseExampleNoRedemptionYear10	2,188
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class C, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.01%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	304
3 years	rr_ExpenseExampleYear03	639
5 years	rr_ExpenseExampleYear05	1,101
10 years	rr_ExpenseExampleYear10	2,381
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	204
3 years	rr_ExpenseExampleNoRedemptionYear03	639
5 years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 years	rr_ExpenseExampleNoRedemptionYear10	2,381
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class I, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.87%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	483
10 years	rr_ExpenseExampleYear10	1,077
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class R, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.51%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	154
3 years	rr_ExpenseExampleYear03	486
5 years	rr_ExpenseExampleYear05	842
10 years	rr_ExpenseExampleYear10	1,847
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class R4, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.16%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	369
5 years	rr_ExpenseExampleYear05	639
10 years	rr_ExpenseExampleYear10	1,414
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class R5, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.91%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	505
10 years	rr_ExpenseExampleYear10	1,124
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class W, Columbia Select Large-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.71%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.26%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	408
5 years	rr_ExpenseExampleYear05	710
10 years	rr_ExpenseExampleYear10	1,569
Columbia Select Large-Cap Value Fund | Class Z Shares | before taxes | Class A, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	20.21%
5 years	rr_AverageAnnualReturnYear05	3.22%
10 years	rr_AverageAnnualReturnYear10	2.40%
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class A, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	13.30%
5 years	rr_AverageAnnualReturnYear05	2.01%
10 years	rr_AverageAnnualReturnYear10	1.80%
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class B, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	14.30%
5 years	rr_AverageAnnualReturnYear05	2.08%
10 years	rr_AverageAnnualReturnYear10	1.63%
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class C, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	18.37%
5 years	rr_AverageAnnualReturnYear05	2.49%
10 years	rr_AverageAnnualReturnYear10	1.64%
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class I, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	20.80%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class R, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R - before taxes
1 year	rr_AverageAnnualReturnYear01	19.91%
5 years	rr_AverageAnnualReturnYear05	2.93%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class R4, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	20.50%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	20.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class R5, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 - before taxes
1 year	rr_AverageAnnualReturnYear01	20.73%
5 years	rr_AverageAnnualReturnYear05	3.78%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Columbia Select Large-Cap Value Fund | Class Z Shares | after taxes on distributions | Class A, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	20.09%
5 years	rr_AverageAnnualReturnYear05	3.12%
10 years	rr_AverageAnnualReturnYear10	2.25%
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | after taxes on distributions | Class A, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	13.19%
5 years	rr_AverageAnnualReturnYear05	1.91%
10 years	rr_AverageAnnualReturnYear10	1.65%
Columbia Select Large-Cap Value Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	13.29%
5 years	rr_AverageAnnualReturnYear05	2.71%
10 years	rr_AverageAnnualReturnYear10	1.97%
Columbia Select Large-Cap Value Fund | Class A, B, C, I, R, R4, R5 and W Shares | after taxes on distributions and redemption of fund shares | Class A, Columbia Select Large-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.79%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	1.45%
Columbia Select Smaller-Cap Value Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Select Smaller-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ( $3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +29.74% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.71% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Select Smaller-Cap Value Fund | Class Z Shares | Class A, Columbia Select Smaller-Cap Value Fund
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	16.18%	[5]
2002	rr_AnnualReturn2002	(17.45%)	[5]
2003	rr_AnnualReturn2003	48.96%	[5]
2004	rr_AnnualReturn2004	20.58%	[5]
2005	rr_AnnualReturn2005	(3.08%)	[5]
2006	rr_AnnualReturn2006	21.38%	[5]
2007	rr_AnnualReturn2007	6.26%	[5]
2008	rr_AnnualReturn2008	(41.19%)	[5]
2009	rr_AnnualReturn2009	36.40%	[5]
2010	rr_AnnualReturn2010	26.85%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
Columbia Select Smaller-Cap Value Fund | Class Z Shares | Class Z, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[9]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	388
5 years	rr_ExpenseExampleYear05	674
10 years	rr_ExpenseExampleYear10	1,491
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Select Smaller-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expenses Breakpoint Discounts	rst1352280_ExpensesBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ( $3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund's Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund's Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +29.74% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.71% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Value Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | Class A, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.45%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	714
3 years	rr_ExpenseExampleYear03	1,014
5 years	rr_ExpenseExampleYear05	1,335
10 years	rr_ExpenseExampleYear10	2,244
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	16.18%
2002	rr_AnnualReturn2002	(17.45%)
2003	rr_AnnualReturn2003	48.96%
2004	rr_AnnualReturn2004	20.58%
2005	rr_AnnualReturn2005	(3.08%)
2006	rr_AnnualReturn2006	21.38%
2007	rr_AnnualReturn2007	6.26%
2008	rr_AnnualReturn2008	(41.19%)
2009	rr_AnnualReturn2009	36.40%
2010	rr_AnnualReturn2010	26.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | Class B, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.20%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	723
3 years	rr_ExpenseExampleYear03	995
5 years	rr_ExpenseExampleYear05	1,393
10 years	rr_ExpenseExampleYear10	2,377
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	695
5 years	rr_ExpenseExampleNoRedemptionYear05	1,193
10 years	rr_ExpenseExampleNoRedemptionYear10	2,377
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | Class C, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.20%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	323
3 years	rr_ExpenseExampleYear03	695
5 years	rr_ExpenseExampleYear05	1,193
10 years	rr_ExpenseExampleYear10	2,567
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	695
5 years	rr_ExpenseExampleNoRedemptionYear05	1,193
10 years	rr_ExpenseExampleNoRedemptionYear10	2,567
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | Class I, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.94%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	521
10 years	rr_ExpenseExampleYear10	1,159
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | Class R, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.70%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	173
3 years	rr_ExpenseExampleYear03	542
5 years	rr_ExpenseExampleYear05	937
10 years	rr_ExpenseExampleYear10	2,044
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | Class R4, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.23%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	125
3 years	rr_ExpenseExampleYear03	391
5 years	rr_ExpenseExampleYear05	677
10 years	rr_ExpenseExampleYear10	1,494
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | Class R5, Columbia Select Smaller-Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.79%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.98%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	'2012-02-29
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	1,206
Columbia Select Smaller-Cap Value Fund | Class Z Shares | before taxes | Class A, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	26.85%
5 years	rr_AverageAnnualReturnYear05	5.59%
10 years	rr_AverageAnnualReturnYear10	8.16%
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class A, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	19.54%
5 years	rr_AverageAnnualReturnYear05	4.34%
10 years	rr_AverageAnnualReturnYear10	7.52%
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class B, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	20.92%
5 years	rr_AverageAnnualReturnYear05	4.50%
10 years	rr_AverageAnnualReturnYear10	7.35%
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class C, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	24.87%
5 years	rr_AverageAnnualReturnYear05	4.83%
10 years	rr_AverageAnnualReturnYear10	7.36%
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class I, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	27.49%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	29.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class R, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R - before taxes
1 year	rr_AverageAnnualReturnYear01	26.48%
5 years	rr_AverageAnnualReturnYear05	5.31%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class R4, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	26.99%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	28.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | before taxes | Class R5, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 - before taxes
1 year	rr_AverageAnnualReturnYear01	27.42%
5 years	rr_AverageAnnualReturnYear05	6.20%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Columbia Select Smaller-Cap Value Fund | Class Z Shares | after taxes on distributions | Class A, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	26.85%
5 years	rr_AverageAnnualReturnYear05	4.67%
10 years	rr_AverageAnnualReturnYear10	7.60%
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions | Class A, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	19.54%
5 years	rr_AverageAnnualReturnYear05	3.44%
10 years	rr_AverageAnnualReturnYear10	6.97%
Columbia Select Smaller-Cap Value Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	17.45%
5 years	rr_AverageAnnualReturnYear05	4.68%
10 years	rr_AverageAnnualReturnYear10	7.15%
Columbia Select Smaller-Cap Value Fund | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions and redemption of fund shares | Class A, Columbia Select Smaller-Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	12.70%
5 years	rr_AverageAnnualReturnYear05	3.60%
10 years	rr_AverageAnnualReturnYear10	6.56%
Columbia Seligman Communications & Information Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund may be susceptible to factors affecting these industries and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (without sales charge)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown • Highest return for a calendar quarter was +33.97% (quarter ended Dec. 31, 2001). • Lowest return for a calendar quarter was –30.96 (quarter ended Sept. 30, 2001).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Columbia Seligman Communications & Information Fund | Class Z Shares | Class A, Columbia Seligman Communications and Information Fund
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.58%	[5]
2002	rr_AnnualReturn2002	(36.78%)	[5]
2003	rr_AnnualReturn2003	42.26%	[5]
2004	rr_AnnualReturn2004	10.57%	[5]
2005	rr_AnnualReturn2005	7.36%	[5]
2006	rr_AnnualReturn2006	21.80%	[5]
2007	rr_AnnualReturn2007	14.92%	[5]
2008	rr_AnnualReturn2008	(36.52%)	[5]
2009	rr_AnnualReturn2009	59.92%	[5]
2010	rr_AnnualReturn2010	15.29%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.96%)
Columbia Seligman Communications & Information Fund | Class Z Shares | Class Z, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,356
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expenses Breakpoint Discounts	rst1352280_ExpensesBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.24 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +33.97% (quarter ended Dec. 31, 2001). • Lowest return for a calendar quarter was –30.96% (quarter ended Sept. 30, 2001).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Seligman Communications and Information Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class A, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	981
5 years	rr_ExpenseExampleYear05	1,278
10 years	rr_ExpenseExampleYear10	2,121
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.58%
2002	rr_AnnualReturn2002	(36.78%)
2003	rr_AnnualReturn2003	42.26%
2004	rr_AnnualReturn2004	10.57%
2005	rr_AnnualReturn2005	7.36%
2006	rr_AnnualReturn2006	21.80%
2007	rr_AnnualReturn2007	14.92%
2008	rr_AnnualReturn2008	(36.52%)
2009	rr_AnnualReturn2009	59.92%
2010	rr_AnnualReturn2010	15.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.96%)
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class B, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	714
3 years	rr_ExpenseExampleYear03	961
5 years	rr_ExpenseExampleYear05	1,335
10 years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	214
3 years	rr_ExpenseExampleNoRedemptionYear03	661
5 years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 years	rr_ExpenseExampleNoRedemptionYear10	2,254
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class C, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	314
3 years	rr_ExpenseExampleYear03	661
5 years	rr_ExpenseExampleYear05	1,135
10 years	rr_ExpenseExampleYear10	2,446
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	214
3 years	rr_ExpenseExampleNoRedemptionYear03	661
5 years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 years	rr_ExpenseExampleNoRedemptionYear10	2,446
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class I, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	526
10 years	rr_ExpenseExampleYear10	1,171
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class R, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	164
3 years	rr_ExpenseExampleYear03	508
5 years	rr_ExpenseExampleYear05	877
10 years	rr_ExpenseExampleYear10	1,916
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class R3, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	152
3 years	rr_ExpenseExampleYear03	471
5 years	rr_ExpenseExampleYear05	814
10 years	rr_ExpenseExampleYear10	1,785
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class R4, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	394
5 years	rr_ExpenseExampleYear05	682
10 years	rr_ExpenseExampleYear10	1,505
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | Class R5, Columbia Seligman Communications and Information Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,218
Columbia Seligman Communications & Information Fund | Class Z Shares | before taxes | Class A, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	15.29%
5 years	rr_AverageAnnualReturnYear05	10.38%
10 years	rr_AverageAnnualReturnYear10	6.12%
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class A, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	8.65%
5 years	rr_AverageAnnualReturnYear05	9.08%
10 years	rr_AverageAnnualReturnYear10	5.50%
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class B, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	9.40%
5 years	rr_AverageAnnualReturnYear05	9.27%
10 years	rr_AverageAnnualReturnYear10	5.32%
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class C, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	13.43%
5 years	rr_AverageAnnualReturnYear05	9.56%
10 years	rr_AverageAnnualReturnYear10	5.33%
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class I, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	15.71%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	23.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class R, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class R - before taxes
1 year	rr_AverageAnnualReturnYear01	14.86%
5 years	rr_AverageAnnualReturnYear05	10.06%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class R3, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class R3 - before taxes
1 year	rr_AverageAnnualReturnYear01	15.11%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	23.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class R4, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	15.36%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	23.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | before taxes | Class R5, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 - before taxes
1 year	rr_AverageAnnualReturnYear01	15.69%
5 years	rr_AverageAnnualReturnYear05	10.86%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Columbia Seligman Communications & Information Fund | Class Z Shares | after taxes on distributions | Class A, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	15.29%
5 years	rr_AverageAnnualReturnYear05	10.38%
10 years	rr_AverageAnnualReturnYear10	6.07%
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | after taxes on distributions | Class A, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	8.65%
5 years	rr_AverageAnnualReturnYear05	9.08%
10 years	rr_AverageAnnualReturnYear10	5.45%
Columbia Seligman Communications & Information Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:	[5]
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	9.94%
5 years	rr_AverageAnnualReturnYear05	9.06%
10 years	rr_AverageAnnualReturnYear10	5.36%
Columbia Seligman Communications & Information Fund | Class A, B, C, I, R, R3, R4 and R5 Shares | after taxes on distributions and redemption of fund shares | Class A, Columbia Seligman Communications and Information Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Communications and Information Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.62%
5 years	rr_AverageAnnualReturnYear05	7.90%
10 years	rr_AverageAnnualReturnYear10	4.79%
Russell 1000 Value Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	19.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
S&P 500 Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
S&P 500 Index | Class A, B, C, I, R, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
S&P 500 Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	19.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
S&P 500 Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
S&P 500 Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Lipper Large-Cap Value Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	1.89%
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	1.89%
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	17.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Russell 2000 Value Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	8.42%
Russell 2000 Value Index | Class A, B, C, I, R, R4 and R5 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	8.42%
Russell 2000 Value Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	26.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Russell 2000 Value Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Russell 2000 Value Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Lipper Small-Cap Core Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	25.71%
5 years	rr_AverageAnnualReturnYear05	4.76%
10 years	rr_AverageAnnualReturnYear10	6.95%
Lipper Small-Cap Core Funds Index | Class A, B, C, I, R, R4 and R5 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	25.71%
5 years	rr_AverageAnnualReturnYear05	4.76%
10 years	rr_AverageAnnualReturnYear10	6.95%
Lipper Small-Cap Core Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	27.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Lipper Small-Cap Core Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Lipper Small-Cap Core Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Lipper Small-Cap Value Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	25.74%
5 years	rr_AverageAnnualReturnYear05	4.66%
10 years	rr_AverageAnnualReturnYear10	9.60%
Lipper Small-Cap Value Funds Index | Class A, B, C, I, R, R4 and R5 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	25.74%
5 years	rr_AverageAnnualReturnYear05	4.66%
10 years	rr_AverageAnnualReturnYear10	9.60%
Lipper Small-Cap Value Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	28.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Lipper Small-Cap Value Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Lipper Small-Cap Value Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
S&P North American Technology Sector Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P North American Technology Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.65%
5 years	rr_AverageAnnualReturnYear05	5.83%
10 years	rr_AverageAnnualReturnYear10	(0.86%)
S&P North American Technology Sector Index | Class A, B, C, I, R, R3, R4 and R5 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P North American Technology Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.65%
5 years	rr_AverageAnnualReturnYear05	5.83%
10 years	rr_AverageAnnualReturnYear10	(0.86%)
S&P North American Technology Sector Index | Class A, B, C, I, R, R3, R4 and R5 Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	21.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
S&P North American Technology Sector Index | Class A, B, C, I, R, R3, R4 and R5 Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
S&P North American Technology Sector Index | Class A, B, C, I, R, R3, R4 and R5 Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Lipper Science & Technology Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Science & Technology Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	17.85%
5 years	rr_AverageAnnualReturnYear05	5.33%
10 years	rr_AverageAnnualReturnYear10	(1.92%)
Lipper Science & Technology Funds Index | Class A, B, C, I, R, R3, R4 and R5 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Science & Technology Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	17.85%
5 years	rr_AverageAnnualReturnYear05	5.33%
10 years	rr_AverageAnnualReturnYear10	(1.92%)
Lipper Science & Technology Funds Index | Class A, B, C, I, R, R3, R4 and R5 Shares | Since Inception-2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	24.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Lipper Science & Technology Funds Index | Class A, B, C, I, R, R3, R4 and R5 Shares | Since Inception-2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Lipper Science & Technology Funds Index | Class A, B, C, I, R, R3, R4 and R5 Shares | Since Inception-2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001

[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.66% for Class A, 1.31% for Class B, 1.31% for Class C, 0.81% for Class R and 0.52% for Class R5.
[3]	The returns shown are for Class A. Class Z shares would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[4]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.56% for Class Z.
[5]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[6]	Expense ratios have been adjusted to reflect current fees.
[7]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.01% for Class Z.
[8]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 0.87% for Class I, 1.51% for Class R, 1.17% for Class R4, 0.92% for Class R5 and 1.26% for Class W.
[9]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.20% for Class Z.
[10]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.00% for Class I, 1.70% for Class R, 1.30% for Class R4 and 1.05% for Class R5.